Summary Prospectus March 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS EMERGING MARKETS FIXED INCOME FUND






CLASS/Ticker    A   SZEAX    B   SZEBX    C   SZECX    INST   SZEIX    S   SCEMX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated March 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide high current income and, secondarily, long-term capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 13) and Purchase and Redemption of Shares in the fund's SAI (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                A          B          C       INST          S
                                     ------------  ---------  ---------  ---------  ---------
Maximum sales charge (load) on pur-
chases, as % of offering price             4.50      None       None       None       None
------------------------------------       ----      --         --         --         --
Maximum contingent deferred sales
charge (load), as % of redemption
proceeds                               None(1)     4.00       1.00         None       None
------------------------------------   --------    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 15 days, as % of
redemption proceeds                        2.00    2.00       2.00       2.00       2.00
------------------------------------   --------    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                            A          B          C        INST           S
                                    ---------  ---------  ---------  ----------  ----------
Management fee(2)                       0.59       0.59       0.59       0.59        0.59
-----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                            0.24       1.00       1.00      None        None
-----------------------------------     ----       ----       ----      -----       -----
Other expenses (includes an admin-
istrative fee)                          0.51       0.65       0.54       0.30        0.47
-----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                                1.34       2.24       2.13       0.89        1.06
-----------------------------------     ----       ----       ----      -----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.
(2)   Restated to reflect fee change which took effect December 1, 2008.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 580     $ 627     $ 316     $  91     $ 108
--       -----     -----     -----     -----     -----
3          855     1,000       667       284       337
--       -----     -----     -----     -----     -----
5        1,151     1,400     1,144       493       585
--       -----     -----     -----     -----     -----
10       1,990     2,139     2,462     1,096     1,294
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 580     $ 227     $ 216     $  91     $ 108
--       -----     -----     -----     -----     -----
3          855       700       667       284       237
--       -----     -----     -----     -----     -----
5        1,151     1,200     1,144       493       585
--       -----     -----     -----     -----     -----
10       1,990     2,139     2,462     1,096     1,294
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2009: 110%.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high yield bonds (also known as "junk bonds") and other debt securities issued by governments and corporations in emerging market countries (i.e., the issuer is traded mainly in an emerging market, is organized under the laws of an emerging market country or is a company with more than half of its business in emerging markets) or the return on which is derived primarily from emerging markets.


The fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities. The fund will not invest more than 40% of its total assets in any one country.


The fund may invest without limit in investment-grade debt securities and in junk bonds, which are those below the fourth credit grade (grade BB/Ba and below) and may include debt securities not currently paying interest and debt securities in default. The fund will normally not invest more than 10% of net assets in debt securities of grade D/C, which are usually in default.


Under normal conditions, the fund invests at least 50% of its total assets in sovereign debt securities issued or guaranteed by governments, government-related entities, supranational organizations and central banks based in emerging markets (including participations in and assignments of portions of loans between governments and financial institutions). The fund invests at least 50% of total assets in US dollar-denominated securities.


MANAGEMENT PROCESS. Portfolio management typically considers a number of factors, including economic and currency outlooks, possible interest rate movements, capital flows, debt levels, inflation trends, credit quality of issuers, security characteristics and changes in supply and demand within global bond markets.


In choosing individual bonds, portfolio management uses independent analysis to look for bonds that have attractive yields and show improving credit. Portfolio management prefers bonds that are denominated in stable or strengthening currencies, but may invest in bonds denominated in other currencies.


Portfolio management may focus on the securities of particular issuers, industries, countries or regions at different times. Portfolio management may also adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.


OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs. In particular, the fund may use interest rate and currency futures, Eurodollar futures, interest rates and currency swaps and credit default swaps.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


CREDIT RISK. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high-yield debt securities or junk bonds may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. In some cases, debt securities, particularly high-yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Prepayments could also create capital gains tax liability in some instances. Any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance.


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies



                                       2
SUMMARY PROSPECTUS March 1, 2010        DWS Emerging Markets Fixed Income Fund
based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign transactions and custody of assets may involve delays in payment, delivery or recovery of money or investments. Foreign investment risks are greater in emerging markets than in developed markets. Emerging market investments are often considered speculative. Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and SAI.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For all share classes except Institutional Class, performance prior to class inception is Class S performance, adjusted to reflect the higher expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  10.02      10.46      13.79      30.35      14.00      13.10      14.33      4.21     -24.40     33.12
    2000       2001     2002       2003       2004       2005       2006       2007    2008        2009




Best Quarter: 14.12%, Q4 2002   Worst Quarter: -17.75%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                       3
SUMMARY PROSPECTUS March 1, 2010        DWS Emerging Markets Fixed Income Fund

                                CLASS           1          5          10       SINCE
                            INCEPTION        YEAR      YEARS       YEARS   INCEPTION
                          -----------  ----------  ---------  ----------  ----------
CLASS A before tax          6/18/01        26.82       5.07       10.01         -
-------------------------  --------        -----       ----       -----         -
CLASS B before tax          6/18/01        28.78       5.05        9.65         -
-------------------------  --------        -----       ----       -----         -
CLASS C before tax          6/18/01        31.84       5.23        9.65         -
-------------------------  --------        -----       ----       -----         -
INST CLASS before tax        3/3/08        33.31         -           -        0.50
-------------------------  --------        -----       ----       -----       ----
CLASS S before tax         12/31/93        33.12       6.28       10.79         -
-------------------------  --------        -----       ----       -----       ----
  After tax on
  distributions                            29.65       3.68        7.74         -
  After tax on distribu-
  tions, with sale                         21.32       3.84        7.47         -
------------------------- --------         -----       ----       -----       ----
JP MORGAN EMBI
GLOBAL DIVERSIFIED
INDEX                                      29.82       7.99       10.90         -
------------------------- --------         -----       ----       -----       ----
Since INST Inception                          -          -           -        7.11
------------------------- --------         -----       ----       -----       ----

INST Class Index comparison begins on 2/29/08.

JP MORGAN EMBI GLOBAL DIVERSIFIED INDEX tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The Index limits exposure to any one country.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

KENNETH R. BOWLING, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


JAMIE GUENTHER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


JOHN BRENNAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.



BRUCE HARLEY, CFA, CEBS, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


J. RICHARD ROBBEN, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


DAVID VIGNOLO, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2008.


J. KEVIN HORSLEY, CFA, CPA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


STEPHEN WILLER, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid quarterly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS March 1, 2010        DWS Emerging Markets Fixed Income Fund
DEMFIF-SUM